Related Party Transactions (Tables) (O V S [Member])	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
O V S [Member]
Revenue and Expense Transactions Recognized

The following table represents the revenue and expense transactions we recorded with OVS for the periods presented:

	Three months ended December 31,		Six months ended December 31,
	2014	2013	2014	2013
Revenues	$1.7	$1.7	$3.4	$3.4

Operating costs	$(0.4)	$(0.4)	$(0.7)	$(0.8)

The following table represents the revenue and expense transactions we recognized with Onvoy for the periods presented:

	Year Ended June 30,
	2012	2013	2014
Revenues	$6,467	$6,639	$7,029

Operating costs	$(2,675)	$(1,515)	$(1,627)